Other liabilities	12 Months Ended
Dec. 31, 2024
Other Liabilities
Other liabilities

16. Other liabilities

	Balance as of January 1, 2024		Increase for the year		Payments		Balance as of December 31, 2024
Aircraft and engine lease return obligation (Note 1q and 2i)	US$	287,208	US$	154,463	US$	(64,294)	US$	377,377
Employee profit-sharing (Note 17)		1,500		18,623		(1,368)		18,755
	US$	288,708	US$	173,086	US$	(65,662)	US$	396,132

Current maturities							US$	62,800
Non-current							US$	333,332

	Balance as of January 1, 2023		Increase for the year		Payments		Balance as of December 31, 2023
Aircraft and engine lease return obligation (Note 1q and 2i)	US$	249,466	US$	104,831	US$	(67,089)	US$	287,208
Employee profit-sharing (Note 17)		386		1,481		(367)		1,500
	US$	249,852	US$	106,312	US$	(67,456)	US$	288,708

Current maturities							US$	2,303
Non-current							US$	286,405

During the year ended December 31, 2024 and 2023, cancellations or write-offs related to these liabilities were recorded by an amount of US$40,890 and US$19,810, respectively.